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REICH & TANG                           600 Fifth Avenue, New York, N.Y. 10020
EQUITY FUND, INC.                                              (212) 830-5200

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Dear Shareholder:

We are pleased to present the semi-annual report of Reich & Tang Equity Fund, Inc. for the period ended June 30, 1997.

The Equity Fund's net asset value per share on June 30, 1997 was $20.05 as compared to $18.10 at December 31, 1996. The Fund registered an increase of 11.2% during the first-half year, after adjusting for dividend payments of $0.066 per share. The Fund held 41 companies, with the top ten holdings accounting for 37.0% of total net assets. Equity investments comprised 95.31% of total portfolio assets on June 30, 1997. The Fund had 773 shareholders.

We look forward to continuing to serve your equity investment needs.

Sincerely,




\s\Robert F. Hoerle


Robert F. Hoerle
President



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REICH & TANG EQUITY FUND, INC.
STATEMENT OF NET ASSETS
JUNE 30, 1997
(UNAUDITED)
===============================================================================

                                                                                                       Value
                                                                                 Shares               (Note 1)
                                                                                 ------               --------
 Common Stocks (95.31%)
-----------------------------------------------------------------------------------------------------------------
 Aerospace/Defense (2.67%)
 Sundstrand Corporation                                                          46,000          $    2,567,375
                                                                                                  -------------

 Agriculture (3.18%)
 Freeport McMoRan, Inc.                                                          29,500                 851,813
 Pioneer Hi-Bred International, Inc.                                             27,500               2,200,000
                                                                                                  -------------
                                                                                                      3,051,813
                                                                                                  -------------

 Apparel (1.97%)
 Fruit of the Loom, Inc.*                                                        61,000               1,891,000
                                                                                                  -------------

 Auto Parts - Replacements (3.21%)
 Federal - Mogul Corporation                                                     88,000               3,080,000
                                                                                                  -------------

 Banking Services (0.97%)
 Olsten Corp.                                                                    48,000                 933,000
                                                                                                  -------------

 Chemical (Specialty) (2.30%)
 Great Lakes Chemical Corporation                                                12,000                 628,500
 Hercules Incorporated                                                           33,000               1,579,875
                                                                                                  -------------
                                                                                                      2,208,375
                                                                                                  -------------

 Commercial Services (10.59%)
 Deluxe Corporation                                                             112,000               3,822,000
 Manpower Inc.                                                                   70,500               3,137,250
 Rollins Inc.                                                                   159,500               3,209,937
                                                                                                  -------------
                                                                                                     10,169,187
                                                                                                  -------------

 Computer and Computer Services (1.54%)
 Policy Management Systems*                                                      31,500               1,480,500
                                                                                                  -------------

 Converted Paper Products (4.51%)
 Sonoco Products Company                                                        107,200               3,262,900
 Wausau Paper Mills                                                              56,600               1,068,325
                                                                                                  -------------
                                                                                                      4,331,225
                                                                                                  -------------

 Drugs (2.75%)
 Allergan Inc.                                                                   83,000               2,640,438
                                                                                                  -------------

 Electronics (1.12%)
 BMC Industries Inc.                                                             31,500               1,078,875
                                                                                                  -------------

 Energy (3.33%)
 Kerr-McGee Corporation                                                          50,500               3,200,437
                                                                                                  -------------

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                       See Notes to Financial Statements.

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                                                                                                       Value
                                                                                 Shares               (Note 1)
                                                                                 ------               --------
 Common Stocks (Continued)
-----------------------------------------------------------------------------------------------------------------
 Food Processing (3.02%)
 Universal Foods Corp.                                                           76,100          $    2,901,313
                                                                                                  -------------

 Grocery (0.96%)
 Food Lion, Inc. Class A                                                        128,500                 919,578
                                                                                                  -------------

 Imaging (3.93%)
 Polaroid Corp.                                                                  68,000               3,774,000
                                                                                                  -------------

 Industrial Products (19.05%)
 Albany International Corp. Class A                                             100,200               2,254,500
 AlliedSignal Inc.                                                               11,500                 966,000
 Corning Incorporated                                                            63,500               3,532,187
 Dexter Corporation (The)                                                        27,700                 886,400
 Snap-On Tools Corp.                                                             92,000               3,622,500
 Teleflex Inc.                                                                  103,600               3,237,500
 Varian Associates                                                               69,900               3,792,075
                                                                                                  -------------
                                                                                                     18,291,162
                                                                                                  -------------

 Industrial Services (3.68%)
 Harsco Corp.                                                                    87,300               3,535,650
                                                                                                  -------------

 Insurance (Prop/Casualty)(1.88%)
 UNUM Corporation                                                                43,000               1,806,000
                                                                                                  -------------

 Medical Supplies & Equipment (8.66%)
 Nellcor Puritan Bennett, Inc.*                                                  77,500               1,404,688
 St. Jude Medical Inc.*                                                          95,500               3,724,500
 STERIS Corporation*                                                             66,500               2,485,437
 West Co., Inc.                                                                  24,500                 701,313
                                                                                                  -------------
                                                                                                      8,315,938
                                                                                                  -------------

 Newspaper (3.10%)
 Lee Enterprises, Inc.                                                          112,700               2,972,462
                                                                                                  -------------

 Office Equipment & Supplies (1.27%)
 Pitney Bowes, Inc.                                                              17,500               1,216,250
                                                                                                  -------------

 Packaging & Containers (2.37%)
 Ball Corporation                                                                75,600               2,272,725
                                                                                                  -------------


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                       See Notes to Financial Statements.

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REICH & TANG EQUITY FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 1997
(UNAUDITED)

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                                                                                                       Value
                                                                                 Shares               (Note 1)
                                                                                 ------               --------
 Common Stocks (Continued)
-----------------------------------------------------------------------------------------------------------------
 Retail Store (1.98%)
 The Limited, Inc.                                                               94,000          $    1,903,500
                                                                                                  -------------
 Shoes (2.25%)
 Nine West Group Inc.*                                                           56,500               2,157,594
                                                                                                  -------------

 Steel (General) (1.38%)
 Allegheny Teledyne, Inc.                                                        49,000               1,323,000
                                                                                                  -------------


 Telecommunications Equipment (2.02%)
 General Instrument Corporation*                                                 77,500               1,937,500
                                                                                                  -------------

 Toy/School Supplies (1.62%)
 Hasbro, Inc.                                                                    54,750               1,553,531
                                                                                                  -------------


 Total Common Stocks (Cost $64,370,804)                                                          $   91,512,428
                                                                                                  -------------

                                                                                 Face
                                                                                Amount
                                                                                ------
 Short-Term Investments (4.94%)
-----------------------------------------------------------------------------------------------------------------
 Repurchase Agreements (4.94%)
 Morgan (J.P.) Securities Inc., 5.95%, due 07/01/97
 (Collateralized by $4,754,000, 5.88%
 U.S. Treasury Notes, due 02/28/99)                                           $4,745,000         $    4,745,000
                                                                                                  -------------
 Total Short-Term Investments (Cost $4,745,000)                                                  $    4,745,000
                                                                                                  -------------
 Total Investments (100.25%) (Cost $69,115,804+)                                                     96,257,428
 Liabilities in Excess of Cash and Other Assets (-0.25%)                                         (      241,692)
                                                                                                  -------------
 Net Assets (100.00%) 4,787,813 shares outstanding (Note 3)                                      $   96,015,736
                                                                                                  =============
 Net asset value, offering and redemption price per share                                        $        20.05
                                                                                                  =============



 *   Non-income producing.

 + Aggregate cost for federal income tax purposes is $69,120,082. Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $27,871,436 and $734,090 respectively.


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                       See Notes to Financial Statements.

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REICH & TANG EQUITY FUND, INC.
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 1997
(UNAUDITED)

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INVESTMENT INCOME

 Income:
    Dividends...........................................................................   $        740,207
    Interest............................................................................            105,965
                                                                                            ---------------
         Total income...................................................................            846,172
                                                                                            ---------------
 Expenses: (Note 2)
    Investment management fee...........................................................            357,616
    Administration fee..................................................................             89,404
    Distribution expenses...............................................................             22,351
    Custodian fees......................................................................              6,280
    Shareholder servicing and related shareholder expenses..............................             30,612
    Legal, compliance and filing fees...................................................              8,756
    Audit and accounting................................................................             22,670
    Directors' fees and expenses........................................................              6,000
    Other...............................................................................              1,523
                                                                                            ---------------
    Total expenses......................................................................            545,212
    Expenses paid indirectly............................................................   (          4,708)
                                                                                            ---------------
    Net expenses........................................................................            540,504
                                                                                            ---------------
 Net investment income..................................................................            305,668
                                                                                            ---------------


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

 Net realized gain on investments.......................................................          5,866,791
 Net unrealized appreciation of investments.............................................          3,511,899
                                                                                            ---------------
          Net gain on investments.......................................................          9,378,690
                                                                                            ---------------
 Increase (decrease) in net assets from operations......................................   $      9,684,358
                                                                                            ===============


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                       See Notes to Financial Statements.

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REICH & TANG EQUITY FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

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                                                                                 Six Months
                                                                                   Ended                  Year
                                                                                June 30, 1997             Ended
                                                                                 (Unaudited)        December 31, 1996
                                                                                 -----------        -----------------

INCREASE (DECREASE) IN NET ASSETS

 Operations:

    Net investment income...................................................    $     305,668         $    874,929

    Net realized gain on investments........................................        5,866,791           22,512,273

    Change in unrealized appreciation (depreciation) of investments.........        3,511,899         (  5,800,512)
                                                                                 ------------          -----------

    Increase in net assets from operations..................................        9,684,358           17,586,690

 Distributions from:

    Net investment income...................................................    (     318,947)        (    874,270)

    Return of capital.......................................................            --            (        728)

    Net realized gain on investments........................................            --            ( 13,865,880)

 Capital share transactions (Note 3)........................................    (   4,650,129)        ( 23,878,019)
                                                                                 ------------          -----------

    Total increase (decrease)...............................................        4,715,282         ( 21,032,207)

 Net Assets:

    Beginning of period.....................................................       91,300,454          112,332,661
                                                                                 ------------          -----------

    End of period (including undistributed (distribution in excess of)
      net investment income of ($13,279) & $0, respectively)................    $  96,015,736         $ 91,300,454
                                                                                 ============          ===========







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                       See Notes to Financial Statements.

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REICH & TANG EQUITY FUND, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

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1. Summary of Accounting Policies.

Reich & Tang Equity Fund, Inc. is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to seek growth of capital by investing primarily in equity securities which management of the Fund believes to be undervalued. Its financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows:

     a)  Valuation  of  Securities -

     Securities traded on a national securities exchange or admitted to trading on the National Association of Securities Dealers Inc. Automated Quotations National List are valued at the last reported sales price on the last business day of the fiscal period. Common stocks for which no sale was reported on that date and over-the-counter securities, are valued at the mean between the last reported bid and asked prices. United States Government obligations and other debt instruments having sixty days or less remaining until maturity are stated at amortized cost. Debt instruments having a remaining maturity of more than sixty days will be valued at the highest bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved as reliable by the Board of Directors. All other investment assets, including restricted and not readily marketable securities, are valued in such manner as the Board of Directors in good faith deems appropriate to reflect their fair market value.

     b)  Federal  Income  Taxes -

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Use of Estimates -

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     d) General -

     Securities transactions are recorded on the trade date basis. Interest income is accrued as earned and dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividends and capital gain distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Distributions which exceed net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net realized gains. It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities plus accrued interest are sufficient to cover the value of the repurchase agreements.

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REICH & TANG EQUITY FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

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2. Investment Management Fees and Other Transactions with Affiliates.

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management, L.P. ("The Manager") equal to .80% of the Fund's average daily net assets.

Pursuant to an Administrative Services Agreement, the Fund pays to the Manager an annual fee of .20% of the Fund's average daily net assets.

Pursuant to a Distribution and Service Plan adopted under securities and Exchange Commission Rule 12b-1, the Fund may pay certain costs associated with the distribution of the Fund's shares subject to a limit of 0.05% of the Fund's average net assets.

Brokerage commissions paid during the period to Reich & Tang Distributors L.P. amounted to $12,533.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $2,000 per annum plus $500 per meeting attended.

Included in the statement of operations under the caption "Shareholder servicing and related shareholder expenses" are expense offsets of $4,708. Included under the same caption are fees of $22,533 paid to Reich & Tang Services, L.P. an affiliate of the Manager as servicing agent for the Fund.

 3. Capital Stock.

At June 30, 1997 100,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $63,027,879. Transactions in capital stock were as follows:

                                                           Six Months Ended                           Year Ended
                                                             June 30, 1997                         December 31, 1996
                                                    -----------------------------            ---------------------------
                                                        Shares         Amount                   Shares          Amount
                                                    -------------  --------------            ----------       ----------
 Sold................................                   2,008,855     $36,736,627               3,234,560   $ 61,060,226
 Issued on reinvestment of dividends.                     164,219       2,985,898                 604,573     10,976,919
 Redeemed............................               (   2,429,439) (   44,372,654)           (  5,130,715) (  95,915,164)
                                                     ------------   --------------            -----------   ------------
 Net increase (decrease).............               (     256,365) (  $ 4,650,129)           (  1,291,582) ($ 23,878,019)
                                                     ============   ==============            ===========   ============

4. Investment Transactions.

Purchases and sales of investment securities, other than U.S. Government direct and agency obligations and short-term investments, totaled $11,533,601 and $17,403,665, respectively. Accumulated undistributed net realized gains at June 30, 1997 amounted to $5,859,512.




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5. Financial Highlights.

                                                Six Months
                                                   Ended                           Year Ended December 31,
                                                                 ------------------------------------------------------------------
                                                June 30, 1997      1996           1995           1994          1993          1992
                                                -------------    --------       --------       --------      --------      --------
 Per Share Operating Performance
 (for a share outstanding throughout the period)

 Net asset value, beginning of period......      $   18.10      $   17.73      $   15.39      $   17.61     $   16.92      $  15.64
                                                  --------       --------       --------       --------      --------      --------

 Income from investment operations:
 Net investment income.....................           0.07           0.15           0.22           0.24          0.21          0.23

 Net realized and unrealized
     gains (losses) on investments.........           1.95           2.83           4.10           0.05          2.12          2.31
                                                  --------       --------       --------       --------      --------      --------

 Total from investment operations..........           2.02           2.98           4.32           0.29          2.33          2.54
                                                  --------       --------       --------       --------      --------      --------

 Less distributions:
 Dividends from net investment income......      (    0.07)     (    0.15)     (    0.22)     (    0.24)    (    0.21)     (   0.23)
 Distributions from net realized gains.....      (   --   )     (    2.46)     (    1.76)     (    2.27)    (    1.43)     (   1.03)
                                                  --------       --------       --------       --------      --------      --------

 Total distributions.......................      (    0.07)     (    2.61)    (     1.98)     (    2.51)    (    1.64)    (    1.26)
                                                  --------       --------       --------       --------      --------      --------
 Net asset value, end of period............      $   20.05      $   18.10     $    17.73      $   15.39     $   17.61     $   16.92
                                                  ========       ========       ========       ========      ========      ========

 Total Return..............................          11.2%(d)       16.9%          28.2%           1.7%         13.8%         16.3%

 Ratios/Supplemental Data

 Net assets, end of period (000)...........      $  96,016      $  91,300       $112,333      $  90,639     $ 105,181       $92,702

 Ratios to average net assets:
   Expenses................................           1.22%(a)(b)    1.22%(b)       1.15%          1.17%         1.15%         1.15%
   Net investment income...................           0.68%(a)       0.79%          1.21%          1.35%         1.15%         1.35%
 Portfolio turnover rate...................          13.36%         31.70%         27.69%         25.80%        26.69%        27.37%
 Average commission rate paid (per share)        $     .0392(c)  $    .0455(c)       --             --            --            --


(a) Annualized

(b) Includes expenses paid indirectly, equivalent to .01% of average net assets.

(c) Required by regulations issued in 1995.

(d) Not annualized


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This   report   is   submitted   for   the   general
information of the  shareholders  of the Fund. It is
not  authorized  for   distribution  to  prospective
investors   in   the   Fund   unless   preceded   or
accompanied  by  an  effective   prospectus,   which
includes    information    regarding    the   Fund's
objectives   and   policies,   experience   of   its
management,   marketability  of  shares,  and  other
information.
-----------------------------------------------------

Reich & Tang Equity Fund, Inc.

     600 Fifth Avenue
     New York, New York 10020


Manager

     Reich & Tang Asset Management L.P.
     600 Fifth Avenue
     New York, New York 10020


Custodian

     Investors Fiduciary Trust Company
     127 West 10th Street
     Kansas City, Missouri 64105


Transfer Agent &
     Dividend Disbursing Agent

     Reich & Tang Services L.P.
     600 Fifth Avenue
     New York, New York 10020




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                                               REICH & TANG
                                               EQUITY FUND, INC.









                                               Semi-Annual Report
                                                  June 30, 1997
                                                   (Unaudited)






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